Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Due to related parties Managed Network Entities Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Due to related parties Fastweb Acquisition Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Due to related parties Fastweb Acquisition Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Cash Equivalents Fixed rate time deposits USD ($)	Dec. 31, 2012 Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2011 Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2012 Short-term investments Fixed rate time deposits USD ($)	Dec. 31, 2012 Short-term investments Fixed rate time deposits CNY	Dec. 31, 2011 Short-term investments Fixed rate time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Short-term investments Fixed rate time deposits CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Short-term investments Fixed rate time deposits CNY	Dec. 31, 2011 Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Unobservable inputs (Level 3) Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Unobservable inputs (Level 3) Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Fastweb Acquisition Business Acquisition Contingent Consideration CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 38,956	242,701	899,540											$ 3,210	20,000	5,000	$ 35,746	222,701	894,540	242,701	899,540	20,000	5,000	222,701	894,540
Liabilities measured at fair value on recurring basis			214,427	$ 8,424	52,476	$ 14,726	91,747	153,002	$ 7,434	46,315	61,425	$ 30,584	190,538													214,427	52,476	91,747	153,002	46,315	61,425	190,538